Offerings	Oct. 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share of Equinix, Inc.
Fee Rate	0.0087%
Offering Note	Note 1.a. The registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Note 1.b. An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share of Equinix, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of Equinix, Inc
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Equinix, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Equinix, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Equinix, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc. (Debt Securities)
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b. No separate consideration will be received for the guarantees of securities being registered. In accordance with Rule 457(n), no registration fee is payable with respect to such guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix Europe 2 Financing Corporation LLC
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix Canada Financing Ltd.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix Asia Financing Corporation Pte. Ltd.
Fee Rate	0.0087%
Offering Note	See Offering Notes 1.a. and 1.b.